The Boston Trust & Walden Funds

One Beacon Street

Boston, MA 02108

Boston Trust Asset Management Fund (BTBFX)

Supplement dated January 14, 2014

to the Prospectus dated August 1, 2013

and to the Summary Prospectus dated August 1, 2013

 Walden Asset Management Fund (WSBFX)

Supplement dated January 14, 2014

to the Prospectus dated August 1, 2013

and to the Summary Prospectus dated August 1, 2013

Effective January 15, 2014, the paragraph entitled “Principal Investment Strategies” appearing on page 1 of both the Prospectus and Summary Prospectus of the Boston Trust Asset Management Fund, is restated to read:

The Fund will invest in a diversified portfolio of stocks, bonds and money market instruments, with at least 20% of the Fund’s assets invested in each of the following categories: (i) domestic and foreign equity securities, such as common and preferred stock and (ii) fixed-income securities, such as U.S. government and agency securities, corporate bonds, money market funds, cash and accrued income. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. The portion of the Fund invested in equity and fixed income securities will vary based on the Adviser’s assessment of the economic and market outlook and the relative attractiveness of stocks, bonds and money market instruments. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Fund will purchase fixed income securities that are primarily rated investment grade, but may invest up to 20% of its assets in fixed-income securities that are considered non-investment grade. The Fund may invest up to 25% of its assets in foreign securities

Effective January 15, 2014, the first paragraph appearing on page 21 of the Boston Trust Asset Management Fund Prospectus, under “Policies and Strategies” is restated to read:

Consistent with the Fund’s investment objective, the Fund:

•                  maintains an actively managed portfolio of stocks, bonds and money market instruments

•                  will generally invest at least 20% of its total assets in each category: fixed-income securities and domestic and foreign equity securities.

•                  will invest in one or more of the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

•                  may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase, money market funds, cash and accrued income

•                  may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

•                  will purchase fixed income securities that are primarily investment grade

Effective January 15, 2014, the paragraph under “Principal Investment Strategies” appearing on page 11 of the Prospectus and page 1 of the Summary Prospectus of the Walden Asset Management Fund, is restated to read:

The Fund will invest in a diversified portfolio of stocks, bonds and money market instruments, with at least 20% of the Fund’s assets invested in each of the following categories: i) domestic and foreign equity securities, such as common and preferred stock and (ii) fixed-income securities, such as U.S. government and agency securities, corporate bonds, money market funds, cash and accrued income.  The Fund may invest in companies of any size, but generally focuses on large capitalization companies. The portion of the Fund invested in equity and fixed income securities will vary based on the Adviser’s assessment of the economic and market outlook and the relative attractiveness of stocks, bonds and money market instruments. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Fund will purchase fixed income securities that are primarily rated investment grade, but may invest up to 20% of its assets in fixed-income securities that are considered non-investment grade. The Fund also may invest up to 5% of its total assets in community development loan funds or financial institutions supporting the economic development of underserved populations and communities. The Fund may invest up to 25% of its assets in foreign securities

Effective January 15, 2014, the paragraph in the Walden Asset Management Fund Prospectus appearing on page 23, under “Policies and Strategies” is restated to read:

Consistent with the Fund’s investment objective, the Fund:

•                  maintains an actively managed portfolio of stocks, bonds and money market instruments

•                  will invest at least 20% of its assets in each category: fixed-income securities and domestic and foreign equity securities.

•                  will invest in one or more of the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

•                  may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase, money market funds, cash and accrued income

•                  may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

•                  will purchase fixed income securities that are primarily investment grade

Please retain this supplement with your Prospectus/Summary Prospectus for future reference.

This Supplement, the Prospectus and the Summary Prospectus dated August 1, 2013 provide the information a prospective investor ought to know before investing and should be retained for future reference. The Statement of Additional Information dated August 1, 2013 and its supplements have been filed with the Securities and Exchange Commission, which is incorporated herein by reference and can be obtained without charge by calling the Fund at 1-800-282-8782 extension 7050.